Borrowing Arrangements (Tables)	9 Months Ended	12 Months Ended
	Oct. 01, 2023	Dec. 31, 2022
Borrowing Arrangements [Line Items]
Schedule of Convertible Notes
As of October 1, 2023 and December 31, 2022, the Company’s convertible notes consisted of the following (in thousands):

	As of
	October 1, 2023	December 31, 2022
Convertible notes, net, noncurrent
2022 Convertible Notes	$—	$3,434
2022 Convertible Notes due to related parties	—	15,510

Total convertible notes	$—	$18,944

As of December 31, 2022 and December 31, 2021, the Company’s convertible notes consisted of the following (in thousands):

	As of December 31,
	2022	2021
Convertible notes, net
2019-A Convertible Notes	$—	$115
2020-A Convertible Notes	—	630
2021-A Convertible Notes	—	1,145

Convertible notes, net	—	1,890

Convertible notes, net due to related parties
2020-A Convertible Notes	—	3,260
2021-A Convertible Notes	—	3,050
Convertible Promissory Notes with Ecosystem Integrity Fund II, LP.	—	510

Convertible notes, net due to related parties	—	6,820

Convertible notes, net, noncurrent
2022 Convertible Notes	3,434	—

Convertible notes, net, noncurrent	3,434	—

Convertible notes, net due to related parties, noncurrent
2022 Convertible Notes	15,510	—

Convertible notes, net due to related parties, noncurrent	15,510	—

Total convertible notes	$18,944	$8,710

Schedule of Company's outstanding notes payable
The following table summarizes the Company’s outstanding notes payable (in thousands):

	As of December 31,
	2022	2021
Loan and Security Agreement	$—	$6,987
2021 Promissory Notes	—	2,500
Current Insight Promissory Note	—	20

	—	9,507
Less: Unamortized debt issuance costs and discounts	—	—

	$—	$9,507

Two Thousand And Nineteen A Convertible Notes [Member]
Borrowing Arrangements [Line Items]
Schedule of Convertible Notes
The net carrying amount of the convertible notes was as follows (in thousands):

	As of December 31,
	2022	2021
Principal	$100	$100
Unamortized debt discount	—	—
PIK interest added to principal balance	16	15
Conversion to Series D-2 redeemable convertible preferred stock	(116)	—

Net carrying amount	$—	$115

Schedule Of Interest Expense On Convertible Debt
Interest expense related to the convertible notes was as follows (in thousands):

	As of December 31,
	2022	2021	2020
Amortization of debt discount	$—	$—	$4
PIK interest	1	12	3

Total non-cash interest expense	$1	$12	$7

Two Thousand And Twenty A Convertible Notes [Member]
Borrowing Arrangements [Line Items]
Schedule of Convertible Notes
The net carrying amount of the convertible notes was as follows (in thousands):

	As of December 31,
	2022	2021
Principal	$3,784	$3,784
Unamortized debt discount	—	—
PIK interest added to principal balance	122	106
Conversion to Series D-1 redeemable convertible preferred stock	(3,906)	—

Net carrying amount	$—	$3,890

Schedule Of Interest Expense On Convertible Debt
Interest expense related to the convertible notes was as follows (in thousands):

	As of December 31,
	2022	2021	2020
Amortization of debt discount . . . . . . . . . . . . . . . . . . . . . . . . .	$—	$281	$235
PIK interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	16	74	32

Total non-cash interest expense . . . . . . . . . . . . . . . . . . . . . . . .	$16	$355	$267

Two Thousand And Twenty One Convertible Notes [Member]
Borrowing Arrangements [Line Items]
Schedule of Convertible Notes
The net carrying amount of the convertible notes was as follows (in thousands):

	As of December 31,
	2022	2021
Principal	$4,250	$4,250
Unamortized debt discount	—	(112)
PIK interest added to principal balance	74	57
Conversion to Series D-1 redeemable convertible preferred stock	(4,324)	—

Net carrying amount	$—	$4,195

Schedule Of Interest Expense On Convertible Debt
Interest expense related to the convertible notes was as follows (in thousands):

	As of December 31,
	2022	2021	2020
Amortization of debt discount . . . . . . . . . . . . . . . . . . . . . . . . .	$112	$454	$—
PIK interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	17	57	—

Total non-cash interest expense . . . . . . . . . . . . . . . . . . . . . . . .	$129	$511	$—

Two Thousand And Twenty One A Convertible Notes With Embedded Derivative Liability [Member]
Borrowing Arrangements [Line Items]
Schedule of Convertible Notes
The net carrying amount of the
2021-A
convertible note without an embedded derivative liability was as follows (in thousands):

	As of December 31,
	2022	2021
Principal	$500	$500
Unamortized debt discount	—	—
PIK interest added to principal balance	10	10
Repayment of principal and accrued interest	(510)	—

Net carrying amount	$—	$510

Schedule Of Interest Expense On Convertible Debt
Interest expense related to the note was as follows (in thousands):

	As of December 31,
	2022	2021	2020
Amortization of debt discount	$—	$—	$—
PIK interest	—	10	—

Total non-cash interest expense	$—	$10	$—